Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000141380 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141380 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141380 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141380 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141380 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141380 | Service Properties Trust
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141380 | EchoStar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141380 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141380 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141380 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141380 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000141380 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000141380 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141380 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141380 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141380 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141380 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141380 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141380 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000141381 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141381 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141381 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141381 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141381 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141381 | Service Properties Trust
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141381 | EchoStar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000141381 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141381 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141381 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141381 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000141381 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000141381 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141381 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000141381 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000141381 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141381 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000141381 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141381 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177210 | Vistra
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177210 | TransDigm
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000177210 | Talen Energy Supply
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177210 | Asurion
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000177210 | LifePoint Health
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177210 | Service Properties Trust
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000177210 | EchoStar
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177210 | Venture Global LNG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177210 | HUB International
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177210 | Navient
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000177210 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000177210 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000177210 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177210 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000177210 | Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000177210 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000177210 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177210 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177210 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%